5. Derivative Liability (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Dividend yield
Minimum [Member]
Volatility	108.00%	102.00%
Risk-free interest rate	0.20%	0.50%
Maximum [Member]
Volatility	254.00%	112.00%
Risk-free interest rate	2.50%	1.20%
Expected life (years)	10 years	3 years